Financial Risk Management (Details) - Schedule of assets and liabilities that are measured at fair value in the consolidated financial statements - AUD ($)	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Level 2 [Member]
A$
Derivative financial instruments	$ 2,409,526	$ 2,321,003